Summary of Significant Accounting Policies - Balance sheet (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	Apr. 30, 2021	Jan. 31, 2021	Feb. 01, 2020	Jan. 31, 2020
Assets [Abstract]
Right of use assets	$ 14,654	$ 15,131
Accrued expenses and other current liabilities	18,285	23,125		$ 29,267
Lease liabilities	4,690	4,740
Long term lease liabilities	$ 12,370	$ 13,155
Impact of Adoption
Assets [Abstract]
Right of use assets			$ 19,415
Accrued expenses and other current liabilities			(2,116)
Lease liabilities			3,500
Long term lease liabilities			18,031
As Adjusted
Assets [Abstract]
Right of use assets			19,415
Accrued expenses and other current liabilities			27,151
Lease liabilities			3,500
Long term lease liabilities			18,031
ASU 2018-11
Assets [Abstract]
Accrued expenses and other current liabilities			$ 29,267